NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Effects of Changes in Ownership Interest of Subsidiaries

The following schedule shows the effects of changes in the ownership interest of The9 Limited in its subsidiaries on equity attributed to The9 Limited for the years ended December 31, 2010, 2011 and 2012.

	December 31, 2010	December 31, 2011	December 31, 2012
	RMB	RMB	RMB
Net loss attributable to The9 Limited	(499,611,594)	(284,329,931)	(514,002,092)
Transfers (to) from the noncontrolling interest
Increase in The9 Limited’s additional paid-in capital for issuance of shares by Red 5 upon stock option exercise	5,564	4,044	3,265
Increase in The9 Limited’s additional paid-in capital for purchase of common shares of Red 5 from holders of noncontrolling interest	523,586	1,565,749	0
Decrease in The9 Limited’s additional paid-in capital for capital contribution to Red 5 and Mengxiang Hulian	(6,981,392)	(12,741,104)	0
Change in The9 Limited’s additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest*	0	0	3,933,247

Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests	(506,063,836)	(295,501,242)	(510,065,580)

*	The amount is primarily due to the vesting of restricted stock by noncontrolling interest holders.